REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995

                                                                     VALUE
SECURITY DESCRIPTION                                    SHARES      (NOTE 1)
--------------------                                    ------      --------
COMMON STOCKS -- 92.7%
ARGENTINA -- 0.8%
Telecom Argentina Stet ADS (Telecommunications) ....       6,000  $   230,250
YPF Soc Anonima ADR D Sponsored (Energy Sources) ...       6,000      103,500
                                                                  -----------
                                                                      333,750
                                                                  -----------
AUSTRALIA -- 4.0%
Brambles Industries Ltd. (Business & Public
  Services) ........................................      34,000      361,367
Coca Cola Amatil Ltd. (Beverages & Tobacco) ........      59,625      461,218
Western Mining Corp. (Metals: Nonferrous) ..........      63,000      403,866
Westpac Banking Corp. (Banking) ....................      86,000      352,916
                                                                  -----------
                                                                    1,579,367
                                                                  -----------
BRAZIL -- 0.6%
Electrobras ADR (Utilities: Electric & Gas) ........       6,000       85,234
Telebras PN Sponsored ADR (Telecommunications) .....       3,500      140,000
                                                                  -----------
                                                                      225,234
                                                                  -----------
CANADA -- 4.6%
Alcan Aluminum Ltd. (Metals: Nonferrous) ...........      10,300      325,738
Bombardier Class B Sub Voting (Machinery &
  Engineering) .....................................      27,400      334,458
Cominco Ltd. (Metal: Nonferrous) ...................       6,000      116,250
Inco Ltd. (Metal: Nonferrous) ......................       6,000      206,250
Petro-Canada (Energy Services) .....................      16,800      181,588
Rogers Communication Class B (Broadcasting &
  Publishing) ......................................      27,000      264,163
Seagrams Company Ltd. (Beverages & Tobacco) ........      11,000      396,000
                                                                  -----------
                                                                    1,824,447
                                                                  -----------
DENMARK -- 1.0%
Tele Danmark B ADR (Telecommunications) ............      15,000      391,875
                                                                  -----------
FRANCE -- 3.8%
Canal Plus (Broadcasting & Publishing) .............         717      123,986
Compagnie De Saint Goban (Miscellaneous Materials &
  Commodities) .....................................       2,000      238,614
Eurotunnel/Euro SA (Business & Public Services) ....      58,400       91,426
Euro Disneyland (Leisure & Tourism) ................     105,000      353,470
Havas (Business & Public Services) .................       2,200      152,623
Pechiney Cert Inv (Metals: Nonferrous) .............       2,300      120,023
Renault (Automobiles) ..............................       5,300      165,945
Valeo (Industrial Components) ......................       6,200      280,275
                                                                  -----------
                                                                    1,526,362
                                                                  -----------
GERMANY -- 6.0%
Landis & Gyr AG (Electrical & Electronics) .........         530  $   319,446
Mannesman AG (Machinery & Engineering) .............       3,050    1,002,849
Muchener Rueckversicherungs Nam (Insurance) ........         175      362,904
Siemens AG (Electrical & Electronics) ..............         500      261,879
Volkswagen AG (Automobiles) ........................         600      188,851
Wolters Kluwer (Broadcasting & Publishing) .........       2,900      263,753
                                                                  -----------
                                                                    2,399,682
                                                                  -----------
HONG KONG -- 4.2%
Citic Pacific (Multi-Industry) .....................      90,000      281,130
Consolidated Electric Power Asia (Electric & Gas) ..      66,000      133,600
Hong Kong Electric (Utilities: Electric & Gas) .....     105,000      357,184
Hong Kong Telecom (Telecommunications) .............     142,000      247,953
Hutchison Whampoa (Multi-Industry) .................      58,000      319,584
Swire Pacific Class A (Multi-Industry) .............      47,000      352,593
                                                                  -----------
                                                                    1,692,044
                                                                  -----------
ITALY -- 1.6%
Italcementi Fabbriche Riunite (Building Materials &
  Components) ......................................      22,200      137,475
Telecom Italia Mobile (Telecommunications) .........     178,000      196,368
Telecom Italia Mobile ORD (Telecommunications) .....     125,000      210,539
Telecom Italia Ord (Telecommunications) ............      70,500      108,158
                                                                  -----------
                                                                      652,540
                                                                  -----------
JAPAN -- 28.3%
Banyu Pharmaceutical (Health & Personal Care) ......      31,000      327,433
Bridgestone Corp. (Industrial Components) ..........      35,000      486,064
Chudenko (Construction & Housing) ..................       7,150      260,826
Fuji Photo Film (Recreational & Other Consumer) ....      13,000      321,663
Hitachi Ltd. (Electrical & Electronics) ............      46,000      472,372
Ito Yokado Co. Ltd. (Merchandising) ................       5,000      273,350
Kao Corporation (Food & Household Products) ........      23,000      278,924
Kawasaki Heavy Industries (Machinery & Engineering)       78,000      326,494
Kawasaki Kisen (Transportation: Shipping) ..........     122,000      326,924
Kokusai Electric (Electrical & Electronics) ........       6,000      136,724
Kyocera Corp. (Electronic Components) ..............       8,000      655,648
Makita Corp. (Electrical & Electronics) ............      17,000      264,352
Mitsubishi Heavy Industries, Inc. (Machinery &
  Engineering) .....................................      70,000      540,147
Mitsui Fudosan (Real Estate) .......................      30,000      343,276
Murata Mfg. (Electronic Components) ................      11,000      377,604
JAPAN continued
Nihon Dempa Kogyo (Electronic Components) ..........       4,000  $   102,494
Nikon Corporation (Industrial Components) ..........      23,000      328,411
Nintendo (Recreation, Other Consumer Products) .....      10,300      757,516
Nippon Telephone & Telegraph (Telecommunications) ..          69      568,305
Nomura Securities (Financial Services) .............      24,000      438,924
Omron Corp. (Electrical & Electronics) .............      13,000      305,134
Orix Corporation (Financial Services) ..............       7,000      246,455
Sankyo Co. (Health & Personal Care) ................      25,500      561,125
Secom (Business & Public Services) .................       4,000      260,538
Sekisui House (Construction & Housing) .............      29,000      334,670
Sony Corp. (Appliances & Household Goods) ..........       7,600      341,907
Sumitomo Bank (Banking) ............................      12,000      212,421
Sumitomo Reality & Development (Real Estate) .......      30,000      197,164
Suzuki Motor (Automobiles) .........................      21,000      211,540
Tokyo Broadcast Systems (Broadcasting Publishing) ..      17,000      249,389
Tostem Corp. (Building Materials & Components) .....       6,000      184,254
Toyota Motor Corp. (Automobiles) ...................      16,000      297,311
Yasuda Fire & Marine (Insurance) ...................      52,000      315,306
                                                                  -----------
                                                                   11,304,665
                                                                  -----------
MALAYSIA -- 1.5%
Renong Berhad (Multi-Industry) .....................     136,000      207,748
Sime Darby BHD (Multi-Industry) ....................     156,000      390,000
                                                                  -----------
                                                                      597,748
                                                                  -----------
MEXICO -- 1.4%
Grupo Financiero Banamex "L" (Finance) .............       3,100        5,091
Grupo Financiero Banamex "B" (Finance) .............      76,800      130,425
Telefonos de Mexico L ADR (Telecommunications) .....      15,900      437,250
                                                                  -----------
                                                                      572,766
                                                                  -----------
NETHERLANDS -- 2.7%
Aegon (Insurance) ..................................       9,500      360,409
ABN-AMRO Holding (Banking) .........................       9,200      386,320
International Nederlanden Group (Insurance) ........       5,500      327,792
                                                                  -----------
                                                                    1,074,521
                                                                  -----------
NEW ZEALAND -- 1.8%
Brierly Investments (Multi-Industry) ...............     367,000      285,625
Lion Nathan (Beverages & Tobacco) ..................      94,000      213,272
Telecom New Zealand (Telecommunications) ...........      56,000      232,320
                                                                  -----------
                                                                      731,217
                                                                  -----------
NORWAY -- 1.3%
Orkla AS A-Aksjer (Multi-Industry) .................       7,000  $   361,809
Norsk Hydro Ord (Energy Sources) ...................       4,200      167,196
                                                                  -----------
                                                                      529,005
                                                                  -----------
PHILIPPINE -- 0.6%
Philippine Long Distance Telephone ADR
  (Telecommunications) .............................       4,000      224,500
                                                                  -----------
SINGAPORE -- 2.1%
City Developments (Real Estate) ....................      35,000      216,814
Overseas Chinese Banking Corp. Foreign (Banking) ...      27,000      317,310
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing) ......................................      19,400      303,533
                                                                  -----------
                                                                      837,657
                                                                  -----------
SPAIN -- 2.2%
Banco De Santander (Banking) .......................       5,400      235,138
Corporacion Mapfre Regular (Insurance) .............       3,000      153,468
Repsol SA ADR (Energy Sources) .....................       4,600      136,275
Repsol SA ADS (Energy Sources) .....................       1,500       44,751
Telefonica de Espana (Telecommunications) ..........      25,900      326,466
                                                                  -----------
                                                                      896,098
                                                                  -----------
SWEDEN -- 9.1%
AGA AB Free (Chemicals) ............................      26,000      336,925
Akt Electrolux B Free (Appliances & Household
  Durables) ........................................       4,500      192,571
Asea A Free (Electrical & Electronics) .............       6,500      651,322
Astra AB A Free (Health & Personal Care) ...........      24,500      900,776
Ericsson B Free (Electrical & Electronics) .........      15,600      331,440
Hennes & Mauritz B Free (Merchandising) ............       7,800      510,088
Sandvik A Free (Machinery & Engineering) ...........       9,500      178,219
Sandvik B Free (Machinery & Engineering) ...........       8,200      154,449
Svenska Handelsbken A Free (Banking) ...............      16,000      280,871
Svenska Handelsbken B Free (Banking) ...............       5,100       85,685
                                                                  -----------
                                                                    3,622,346
                                                                  -----------
SWITZERLAND -- 5.3%
BBC Brown Boveri A Inhager (Electrical &
  Electronics) .....................................         125      144,853
Baloise Holding Namen (Insurance) ..................         163      334,175
CS Holding Inhaber (Banking) .......................       3,275      334,272
Elektrowatt Inhaber (Electric & Gas) ...............         580      175,046
Holderbank Finan Glaris Class B (Building Materials
  & Components) ....................................         470      377,158
SWITZERLAND continued
Nestle Registered Shares (Food & Household Products)         489  $   512,019
Swissair (Transportation: Airlines) ................         350      220,194
                                                                  -----------
                                                                    2,097,717
                                                                  -----------
UNITED KINGDOM -- 9.8%
Allied Irish Banks PLC (Banking) ...................      55,000      278,323
BAT Industries (Multi-Industry) ....................      15,200      124,681
Bicc PLC (Industrial Components) ...................      39,000      161,649
British Petroleum PLC ADR (Energy Sources) .........       2,400      211,800
British Sky Broadcasting PLC (Broadcasting &
  Publishing) ......................................      50,000      299,789
Cable & Wireless PLC (Telecommunications)  .........      38,207      249,329
Carlton Communications (Broadcasting & Publishing) .      11,000      166,814
English China Clays (Miscellaneous Materials &
  Commodities) .....................................      19,000      103,099
Mai PLC (Business & Public Services) ...............      46,000      237,964
Morgan Crucible Co. (Industrial Components) ........      51,800      319,595
National Westminster Bank (Banking) ................       8,600       85,848
News International PLC (Broadcasting & Publishing) .      40,000      180,347
Reckitt & Coleman PLC (Food & Household Products) ..      28,400      301,472
Rolls-Royce PLC (Aerospace & Military Technology) ..      55,407      134,987
Storehouse PLC (Merchandising) .....................      50,000      238,882
Thorn EMI PLC (Recreation, Other Consumer Products)       17,000      395,342
Vodafone Group PLC (Telecommunications) ............      50,000      204,869
Zeneca Group PLC (Health & Personal Care) ..........      11,000      205,490
                                                                  -----------
                                                                    3,900,280
                                                                  -----------
TOTAL COMMON STOCK .................................               37,013,821
                                                                  -----------
WARRANTS -- 0.4%
ITALY -- 0.3%
Softe-Sip Risp Warrants (Telecommunications) (a) ...     110,000      143,534
SWEDEN -- 0.1%
Ericson B Free (Electrical & Electronics) ..........       1,560       33,144
                                                                  -----------
                                                                      176,678
                                                                  -----------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
Volkswagon N/V VZG (Automobiles) ...................         600  $   136,689
                                                                  -----------
                                                      PRINCIPAL
                                                        AMOUNT
                                                      ----------
LONG TERM CORPORATE DEBT -- 0.7%
JAPAN -- 0.7%
MBL International Fin (Banking), 3.00%, 11/30/02 ...  $  270,000      282,150
                                                                  -----------
REPURCHASE AGREEMENTS -- 4.1%
UNITED STATES -- 4.1%
Salomon Brothers, 5.35%, dated 10/31/95, due 11/01/ 95, proceeds $1,655,619
  (collateralized by various U.S. Treasury Securities with rates from 6.50% to 7.50%, due from 4/18/96 to 11/19/97, value
  $1,699,252) ......................................   1,655,373    1,655,373
                                                                  -----------
TOTAL INVESTMENTS 98.3%
  (Identified Cost $38,082,840) ....................               39,264,711
                                                                  -----------
OTHER ASSETS LESS LIABILITIES 1.7% .................                  664,197
                                                                  -----------
TOTAL NET ASSETS 100.0% ............................              $39,928,908
                                                                  ===========
------------------------------------------------------------------------------

(a) Non-income producing security.
Note: ADR = American depository receipt.
      ADS = American depository shares.

                                       INDUSTRY DIVERSIFICATION
                                            PERCENT OF                                          PERCENT OF
                                            ----------                                          ----------
                                            PORTFOLIO                                           PORTFOLIO
Electrical & Electronics ...................   10.8%    Automobiles ............................    2.7%
Telecommunications .........................   10.4%    Energy Sources .........................    2.2%
Banking ....................................    7.6%    Real Estate ............................    2.1%
Machinery & Engineering ....................    6.7%    Utilities: Electric & Gas ..............    2.0%
Multi-Industry .............................    6.2%    Building Materials & Components ........    1.9%
Health & Personal Care .....................    5.3%    Financial Services .....................    1.8%
Insurance ..................................    4.9%    Construction & Housing .................    1.6%
Broadcasting & Publishing ..................    4.9%    Appliances & Household Goods ...........    1.4%
Industrial Components ......................    4.2%    Leisure & Tourism ......................    0.9%
Recreation & Other Consumer ................    3.9%    Miscellaneous Materials & Commodities ..    0.9%
Metals: Nonferrous .........................    3.1%    Chemicals ..............................    0.9%
Business & Public Services .................    2.9%    Transportation: Shipping ...............    0.9%
Food & Household Products ..................    2.9%    Transportation: Airlines ...............    0.6%
Beverages & Tobacco ........................    2.8%    Finance ................................    0.4%
Merchandising ..............................    2.7%    Aerospace & Military Technology ........    0.4%
                                                                                                  ------
                                                                Total ..........................  100.0%
                                                                                                  ------

                 See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1995

ASSETS:
Investment at value (cost $38,082,840) ..........................  $39,264,711
Cash ............................................................      120,885
Foreign currency at value (cost $321,525) .......................      324,162
Receivable for investments sold .................................      135,150
Interest receivable .............................................          754
Dividends receivable ............................................       57,682
Prepaid insurance ...............................................        2,696
Net unrealized appreciation on forward currency contracts .......      521,069
Deferred organization expenses ..................................       56,965
Receivable from affiliate (Note 2) ..............................       51,071
                                                                   -----------
      Total assets ..............................................   40,535,145
                                                                   -----------

LIABILITIES:
Payable for investments purchased ...............................      553,714
Withholding tax payable .........................................          150
Sub-advisery fees payable (Note 2) ..............................       22,164
Administration fee payable (Note 2) .............................        1,583
Accrued expenses and other liabilities ..........................       28,626
                                                                   -----------
      Total liabilities .........................................      606,237
                                                                   -----------

NET ASSETS:
Applicable to investors' beneficial interest ....................  $39,928,908
                                                                   ===========

                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

INVESTMENT INCOME (NOTE 1):
Dividends (net of foreign withholding tax $79,144) ..............  $  313,008
                                                                      101,630
Interest (net of foreign withholding tax $150) ..................  ----------
    Investment Income ...........................................     414,638

EXPENSES (NOTE 2):
  Sub-advisery fees .................................  $ 131,059
  Administration fees ...............................      9,433
  Custody fees ......................................     41,964
  Fund accounting fees ..............................     40,548
  Audit fees ........................................     15,000
  Legal fees ........................................      1,641
  Trustees' fees and expenses .......................      6,745
  Insurance .........................................      2,376
  Printing ..........................................      3,342
  Amortization of organization expenses .............     11,028
  Other expenses ....................................        836
                                                       ---------
    Total expenses ..................................    263,972
    Less: reimbursement of expenses .................   (129,834)
    Less: waiver of fees ............................    (12,835)
                                                       ---------
    Net expenses ................................................     121,303
                                                                   ----------
NET INVESTMENT INCOME ...........................................     293,335
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
    Investments .................................................      32,114
    Foreign currency transactions ...............................    (130,372)
Net unrealized appreciation of investments ......................   1,181,871
Net unrealized appreciation of foreign currency contracts and         518,726
translations ....................................................
                                                                   ----------
Net realized and unrealized gain on investments and foreign         1,602,339
currency transactions ...........................................
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $1,895,674
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
1995.
                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                                 THROUGH
                                                            OCTOBER 31, 1995
                                                           -------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................      $   293,335
Net realized loss from investment and foreign currency
transactions ............................................          (98,258)
Net unrealized appreciation of investments and foreign
currency and translations ...............................        1,700,597
                                                               -----------
Net increase in net assets resulting from operations ....        1,895,674
                                                               -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Additions ...............................................       38,444,279
Reductions ..............................................         (461,145)
                                                               -----------
Net increase in net assets from transactions in
investors' beneficial interest ..........................       37,983,134
                                                               -----------

NET INCREASE IN NET ASSETS ..............................       39,878,808

NET ASSETS:
Beginning of period .....................................           50,100
                                                               -----------
End of period ...........................................      $39,928,908
                                                               ===========
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                                 THROUGH
                                                            OCTOBER 31, 1995
                                                           -------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in 000's) ..................         $39,929
Ratios:
Expenses to average net assets (a) ......................           0.64%(b)
Net investment income to average net assets (a) .........           1.55%(b)
Portfolio turnover ......................................              3%(c)

(a) The Portfolio expenses reflect reimbursements and waivers by Republic and Signature Financial Services, Inc. If this agreement to reimburse the Portfolio had not been in place for the period January 9, 1995 (commencement of operations) to October 31, 1995, the annualized ratios of expenses and net investment income to average daily net assets would have been 1.39% and 0.80%, respectively.
(b) Annualized.
(c) Not annualized.
                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Republic International Equity Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios, which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio was initially capitalized with an investment of $50,000 from Republic International Equity Fund Ltd., a Cayman Island exempted company, and $100 from Republic International Equity Fund. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The following is a summary of the significant accounting policies of the
    Portfolio:

        (A) Investment Security Valuations: The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. The Sub-Advisor typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m., however, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

        (B) Foreign Currency Translation: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        (C) Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS
AT OCTOBER 31, 1995
------------------------------------------------------------------------------
                                                 U.S. DOLLAR   NET UNREALIZED
                         EXPIRATION     COST/      VALUE AT     APPRECIATION/
  SALE CONTRACTS            DATE      PROCEEDS     10/31/95    (DEPRECIATION)
  --------------         ----------   --------   -----------   --------------
  British Pound                                                   $      (7)
  Sterling ...........      11/03/95   $ 29,889    $   29,896
  Canadian Dollar ....      11/27/95    182,000       185,917        (3,917)
  Canadian Dollar ....       1/24/96    253,000       258,852        (5,852)
  French Franc .......      05/13/96    100,433        99,487           946
  Hong Kong Dollars ..       8/14/96    165,000       165,486          (486)
  Japanese Yen .......      11/01/95     79,066        78,785           281
  Japanese Yen .......      12/12/95    353,162       315,846        37,316
  Japanese Yen .......      02/16/96    751,793       626,039       125,754
  Japanese Yen .......      04/10/96  1,414,181     1,323,013        91,168
  Japanese Yen .......      04/11/96    622,004       547,316        74,688
  Japanese Yen .......      06/28/96  1,007,300       860,265       147,035
  Japanese Yen .......      07/19/96    128,812       115,224        13,588
  Japanese Yen .......      08/06/96    260,000       229,579        30,421
  Japanese Yen .......      10/15/96    682,000       669,076        12,924
  Japanese Yen .......      10/30/96    410,000       408,984         1,016
  Swiss Franc ........      11/03/95      2,375         2,377            (2)
  Swiss Franc ........      12/13/95    257,000       259,859        (2,859)

  PURCHASE CONTRACTS
  ------------------

  Deutsche Mark ......      05/16/96    100,433        96,815        (3,618)
  Italian Lira .......      11/30/95    191,378       194,051         2,673
                                                                   --------
      NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
        CURRENCY CONTRACTS ..................................      $521,069
                                                                   ========

        (D) Accounting for Investments: Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific identification. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
    Interest income is accrued daily.

        (E) Expenses: Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

        (F) Taxes: There is, at present, no direct taxation in the Cayman Islands, and therefore, interest and capital gains derived by the Portfolio are not subject to taxes in that jurisdiction.

2.  TRANSACTIONS WITH AFFILIATES.

        (A) Investment Management: Republic National Bank of New York ("Republic" or the "Manager") is the Investment Manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the Investment Manager receives no compensation from the Portfolio.

        (B) Sub-Advisory: Capital Guardian Trust Company (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub- Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million up to $50 million, 0.425% of net assets over $50 million up to $250 million, and 0.375% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the period from January 9, 1995 to October 31, 1995, the sub-advisory fee was $131,059.

        (C) Administration: Pursuant to an Administrative Services Agreement, Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provides the Portfolio with general office facilities, and supervises the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Portfolio. For its services to the Portfolio, Signature (Cayman) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets. For the period from January 9, 1995 to October 31, 1995, Signature (Cayman)'s fee for these services aggregated $9,433.

        (D) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Portfolio. For its services to the Portfolio, SFSI receives fees payable monthly equal on an annual basis to $50,000. For the period from January 9, 1995 to October 31, 1995, fees for these services aggregated $40,548, of which $12,835 was waived.

        (E) Trustees Fees: The fees and expenses of the Trustees amounted to $6,745 for the period January 9, 1995 to October 31, 1995.

        (F) Reimbursement and Waiver of Expenses: The Manager and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses during the period January 9, 1995 to October 31, 1995. For the period ended October 31, 1995, expenses of the Portfolio were voluntarily limited to no more than 0.64% of the average daily net assets on an annualized basis. For the period ended October 31, 1995, the Manager and SFSI waived fees and reimbursed expenses aggregating $142,669.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $38,559,967, and $2,181,655, respectively for the period.

    INDEPENDENT AUDITOR'S REPORT

    To Owners of Beneficial Interest of Republic International Equity Portfolio and the Board of Trustees of Republic Portfolios:

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Republic International Equity Portfolio (the "Portfolio", one of the series comprising the Republic Portfolios, the "Portfolio Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic International Equity Portfolio, a portfolio of Republic Portfolios, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

                                              Ernst & Young LLP

    December 8, 1995
    Grand Cayman, Cayman Islands